Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about investment property [line items]
Beginning balance	¥ 4,103
Charge for the year	361	$ 50	¥ 355	¥ 348
Ending balance	4,173	582	4,103
Consolidated statements of profit or loss:
Rental income from investment property - Minimum lease payments	156	22	154
Direct operating expenses (including repairs and maintenance) arising from the rental generating property	(668)	(93)	(720)
Fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	11,453
Ending balance	13,294	1,853	11,453
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	33,647	4,690	32,389
Translation difference	(73)	(10)	1,258
Ending balance	33,574	4,680	33,647	32,389
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(29,544)	(4,118)	(27,633)
Charge for the year	361	50	355
Translation difference	(504)	(70)	1,556
Ending balance	¥ (29,401)	$ (4,098)	¥ (29,544)	¥ (27,633)